Employee Share Option Plan (Tables)	6 Months Ended
Jun. 30, 2012
Employee Share Option Plan [Abstract]
Schedule of Stock Options Valuation Assumptions
	Three months ended June 30, 2011	Six months ended June 30, 2011
Expected dividend yield	0%	0%

Expected volatility	67%	67%

Risk-free interest rate	0.9%	1.0%

Expected life - in years	2.9	2.9

Schedule of Stock Options Activity
Options	Number of options

Outstanding at January 1, 2012	4,208,169
Granted	-,-
Exercised	(7,763)
Forfeited or expired	(1,045,705)
Outstanding at June 30, 2012	3,154,701
Exercisable at June 30, 2012	1,691,861

Schedule of Stock Options and Stock Appreciation Rights Award Activity
Options	Number of options

Outstanding at January 1, 2012	891,788
Forfeited or expired	(7,952)
Outstanding at June 30, 2012	883,836
Exercisable at June 30, 2012	133,836